UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS GLOBAL EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited)	September 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.3%
135,000	Mazda Motor Corp. (a)	$547,331

Hotels, Restaurants & Leisure - 1.5%
17,300	Bally Technologies Inc. *	523,844
93,400	Compass Group PLC (a)	581,946
22,100	McDonald’s Corp.	1,363,570
25,100	OPAP S.A. (a)	767,832

	Total Hotels, Restaurants & Leisure	3,237,192

Household Durables - 1.0%
117,000	Matsushita Electric Industrial Co., Ltd. (a)	2,032,265

Media — 1.7%
51,640	DIRECTV Group Inc. *	1,351,419
29,500	DISH Network Corp. *	619,500
20,100	Liberty Media Corp. - Entertainment, Series A *	501,897
31,300	SES Global SA, FDR (a)	649,316
57,800	WPP Group PLC (a)	469,403

	Total Media	3,591,535

Multiline Retail - 0.5%
37,800	Big Lots Inc. *	1,051,974

Specialty Retail - 1.0%
39,180	Aeropostale Inc. *	1,258,070
46,100	Gap Inc.	819,658

	Total Specialty Retail	2,077,728

Textiles, Apparel & Luxury Goods - 0.6%
18,900	NIKE Inc., Class B Shares	1,264,410

	TOTAL CONSUMER DISCRETIONARY	13,802,435

CONSUMER STAPLES - 11.4%
Beverages - 0.7%
29,000	Dr. Pepper Snapple Group Inc. *	767,920
11,900	InBev NV (a)	702,043

	Total Beverages	1,469,963

Food & Staples Retailing - 3.9%
167,500	Jeronimo Martins, SGPS S.A. (a)	1,428,288
54,300	Koninklijke Ahold NV (a)	626,159
18,800	Lawson Inc. (a)	872,017
74,300	Tesco PLC (a)	517,079
57,780	Wal-Mart Stores Inc.	3,460,444
50,250	Wesfarmers Ltd. (a)	1,145,051

	Total Food & Staples Retailing	8,049,038

Food Products - 2.2%
15,866	Aryzta AG *	618,319
75,100	Nestle SA, Registered Shares (a)	3,251,701
10,640	Ralcorp Holdings, Inc. *	717,242

	Total Food Products	4,587,262

Household Products - 0.7%
20,700	Procter & Gamble Co.	1,442,583

Personal Products - 0.8%
13,500	Avon Products Inc.	561,195
28,400	Herbalife Ltd.	1,122,368

	Total Personal Products	1,683,563

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Tobacco - 3.1%
68,164	Altria Group Inc.	$1,352,374
82,800	British American Tobacco PLC (a)	2,707,411
52,064	Philip Morris International Inc.	2,504,278

	Total Tobacco	6,564,063

	TOTAL CONSUMER STAPLES	23,796,472

ENERGY - 13.0%
Energy Equipment & Services - 1.2%
21,900	Nabors Industries Ltd. *	545,748
10,000	Oil States International Inc. *	353,500
32,100	Patterson-UTI Energy Inc.	642,642
24,300	Petrofac Ltd. (a)	252,905
15,100	Unit Corp. *	752,282

	Total Energy Equipment & Services	2,547,077

Oil, Gas & Consumable Fuels - 11.8%
10,000	Apache Corp.	1,042,800
41,500	BG Group PLC (a)	752,467
350,937	BP PLC (a)	2,923,529
36,870	Chevron Corp.	3,041,038
27,500	ConocoPhillips	2,014,375
13,500	Devon Energy Corp.	1,231,200
57,400	El Paso Corp.	732,424
28,600	Eni SpA (a)	754,444
51,525	Exxon Mobil Corp.	4,001,431
22,900	Nexen Inc.	532,533
7,700	OAO Gazprom, ADR (a)	247,445
23,600	Occidental Petroleum Corp.	1,662,620
16,300	Reliance Industries Ltd. (a)(b)	1,354,112
54,500	Royal Dutch Shell PLC, Class A Shares	1,577,666
33,250	Statoil ASA (a)	791,626
17,300	Total SA (a)	1,043,095
41,500	Williams Cos. Inc.	981,475

	Total Oil, Gas & Consumable Fuels	24,684,280

	TOTAL ENERGY	27,231,357

FINANCIALS - 17.1%
Capital Markets - 1.2%
3,800	Goldman Sachs Group Inc.	486,400
11,800	Northern Trust Corp.	851,960
66,700	TD Ameritrade Holding Corp. *	1,080,540

	Total Capital Markets	2,418,900

Commercial Banks - 7.3%
46,419	Alpha Bank AE (a)	1,019,996
176,000	Banco Santander Central Hispano SA (a)	2,662,604
16,420	Bank of Hawaii Corp.	877,649
17,700	Bank of Nova Scotia	799,887
14,740	Cullen/Frost Bankers Inc.	884,400
196,300	HSBC Holdings PLC (a)	3,181,282
25,040	Royal Bank of Canada	1,190,529
31,750	St. George Bank Ltd. (a)	743,370
44,900	Standard Chartered PLC (a)	1,091,399
18,890	Toronto-Dominion Bank	1,139,642
4,200	Unibanco-Uniao de Bancos Brasileiros SA, GDR *	423,864
24,600	U.S. Bancorp	886,092
26,200	Westpac Banking Corp. (a)	463,936

	Total Commercial Banks	15,364,650

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Diversified Financial Services - 0.4%
34,200	ING Groep NV, CVA (a)	$743,510

Insurance - 6.3%
16,200	ACE Ltd.	876,906
17,200	AFLAC Inc.	1,010,500
43,400	Assicurazioni Generali SpA (a)	1,435,678
21,420	Assurant Inc.	1,178,100
16,100	Chubb Corp.	883,890
168,800	Corporacion Mapfre SA (a)	737,930
38,500	Manulife Financial Corp.	1,387,544
41,200	Power Corp. of Canada	1,210,224
20,800	Tokio Marine Holdings Inc. (a)	755,438
23,100	Travelers Cos. Inc.	1,044,120
34,100	Unum Group	855,910
6,700	Zurich Financial Services AG (a)	1,859,181

	Total Insurance	13,235,421

Real Estate Investment Trusts (REITs) - 1.0%
73,000	Annaly Capital Management Inc.	981,850
16,000	Highwoods Properties Inc.	568,960
15,400	Nationwide Health Properties Inc.	554,092

	Total Real Estate Investment Trusts (REITs)	2,104,902

Real Estate Management & Development - 0.6%
21,200	Brookfield Asset Management Inc., Class A	572,639
37,000	Mitsui Fudosan Co., Ltd. (a)	712,917

	Total Real Estate Management & Development	1,285,556

Thrifts & Mortgage Finance - 0.3%
29,900	Hudson City Bancorp Inc.	551,655

	TOTAL FINANCIALS	35,704,594

HEALTH CARE - 9.4%
Biotechnology - 0.5%
18,400	Amgen Inc. *	1,090,568

Health Care Equipment & Supplies - 0.3%
9,200	Baxter International Inc.	603,796

Health Care Providers & Services - 0.5%
23,900	Humana Inc. *	984,680

Life Sciences Tools & Services - 0.9%
32,000	Invitrogen Corp. *	1,209,600
5,400	Lonza Group AG, Registered Shares (a)	672,306

	Total Life Sciences Tools & Services	1,881,906

Pharmaceuticals - 7.2%
58,400	AstraZeneca PLC (a)	2,557,536
15,700	Eli Lilly & Co.	691,271
32,200	GlaxoSmithKline PLC (a)	696,150
23,900	H. Lundbeck A/S (a)	455,686
36,300	Johnson & Johnson	2,514,864
58,400	Novartis AG, Registered Shares (a)	3,057,898
137,500	Pfizer Inc.	2,535,500
15,900	Sanofi-Aventis (a)	1,044,499
84,400	Schering-Plough Corp.	1,558,868

	Total Pharmaceuticals	15,112,272

	TOTAL HEALTH CARE	19,673,222

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
INDUSTRIALS - 12.4%
Aerospace & Defense - 0.7%
111,200	Bombardier Inc., Class B Shares	$605,127
14,200	United Technologies Corp.	852,852

	Total Aerospace & Defense	1,457,979

Airlines - 0.3%
61,000	Singapore Airlines Ltd. (a)	610,557

Commercial Services & Supplies - 0.2%
8,300	Brink’s Co.	506,466

Construction & Engineering - 1.2%
192,063	Aveng Ltd. (a)	1,456,075
14,400	Fluor Corp.	802,080
15,100	KBR Inc.	230,577

	Total Construction & Engineering	2,488,732

Electrical Equipment - 0.7%
16,400	ABB Ltd. (a)*	314,965
8,200	Alstom S.A. (a)	617,988
7,304	Prysmian SpA (a)	142,491
11,850	SGL Carbon AG (a)*	461,771

	Total Electrical Equipment	1,537,215

Industrial Conglomerates - 3.1%
39,900	Cookson Group PLC (a)	336,733
49,376	General Electric Co.	1,259,088
189,494	Murray & Roberts Holdings Ltd. (a)	2,300,961
19,450	Siemens AG, Registered Shares (a)	1,824,366
18,500	Tyco International Ltd.	647,870

	Total Industrial Conglomerates	6,369,018

Machinery - 1.9%
8,900	AGCO Corp. *	379,229
20,100	Caterpillar Inc.	1,197,960
17,200	Cummins Inc.	751,984
9,900	Flowserve Corp.	878,823
18,550	GEA Group AG (a)	361,325
19,300	KCI Konecranes Oyj (a)	465,843

	Total Machinery	4,035,164

Marine - 0.7%
8,000	D/S Norden A/S (a)	384,574
56,000	Mitsui O.S.K. Lines Ltd. (a)	485,003
88,000	Nippon Yusen Kabushiki Kaisha (a)	571,317

	Total Marine	1,440,894

Road & Rail - 2.1%
13,600	CSX Corp.	742,152
23,400	Norfolk Southern Corp.	1,549,314
28,900	Union Pacific Corp.	2,056,524

	Total Road & Rail	4,347,990

Trading Companies & Distributors - 1.5%
130,000	Marubeni Corp. (a)	587,796
55,700	Mitsubishi Corp. (a)	1,160,085
70,000	Mitsui & Co., Ltd. (a)	865,700
60,000	Sumitomo Corp. (a)	559,554

	Total Trading Companies & Distributors	3,173,135

	TOTAL INDUSTRIALS	25,967,150

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 0.7%
15,100	QUALCOMM Inc.	$648,847
10,350	Research In Motion Ltd. *	698,770

	Total Communications Equipment	1,347,617

Computers & Peripherals - 4.4%
69,300	Dell Inc. *	1,142,064
78,140	Hewlett-Packard Co.	3,613,194
32,550	International Business Machines Corp.	3,807,048
34,350	Western Digital Corp. *	732,342

	Total Computers & Peripherals	9,294,648

Electronic Equipment, Instruments & Components - 0.8%
226,000	Hitachi Ltd. (a)	1,555,484

IT Services - 0.7%
39,000	Accenture Ltd., Class A Shares	1,482,000

Semiconductors & Semiconductor Equipment - 1.3%
149,100	Intel Corp.	2,792,643

Software - 3.2%
122,900	Microsoft Corp.	3,280,201
1,500	Nintendo Co., Ltd. (a)	624,956
141,300	Oracle Corp. *	2,869,803

	Total Software	6,774,960

	TOTAL INFORMATION TECHNOLOGY	23,247,352

MATERIALS - 7.9%
Chemicals - 4.0%
13,100	Agrium Inc.	733,842
35,800	BASF AG (a)	1,714,707
30,650	Bayer AG (a)	2,235,882
28,600	Celanese Corp., Series A Shares	798,226
8,400	CF Industries Holdings Inc.	768,264
124,000	Incitec Pivot Ltd. (a)*	512,393
8,400	Potash Corp. of Saskatchewan Inc.	1,091,134
18,500	Terra Industries Inc.	543,900

	Total Chemicals	8,398,348

Metals & Mining - 3.9%
28,100	AK Steel Holding Corp.	728,352
20,764	ArcelorMittal (a)	1,037,974
113,400	BHP Billiton PLC (a)	2,566,958
27,900	Companhia Vale do Rio Doce, ADR	534,285
16,100	Fording Canadian Coal Trust	1,322,833
17,900	Rio Tinto PLC (a)	1,114,535
10,400	United States Steel Corp.	807,144

	Total Metals & Mining	8,112,081

	TOTAL MATERIALS	16,510,429

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.1%
45,942	AT&T Inc.	1,282,701
39,800	France Telecom SA (a)	1,113,885
37,100	Koninklijke KPN NV (a)	534,415
135,125	Telefonica SA (a)	3,228,266
417,200	Telstra Corp., Ltd. (a)	1,399,791
74,700	Verizon Communications Inc.	2,397,123

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Diversified Telecommunication Services - 5.1% (continued)
38,100	Vimpel Communications, ADR	$773,430

	Total Diversified Telecommunication Services	10,729,611

Wireless Telecommunication Services - 0.5%
509,500	Vodafone Group PLC (a)	1,126,377

	TOTAL TELECOMMUNICATION SERVICES	11,855,988

UTILITIES - 4.8%
Electric Utilities - 2.7%
41,800	E.ON AG (a)	2,115,611
15,300	Edison International	610,470
239,700	Enel SpA (a)	1,996,961
9,300	Entergy Corp.	827,793

	Total Electric Utilities	5,550,835

Gas Utilities - 0.4%
198,000	Tokyo Gas Company Limited (a)	819,453

Multi-Utilities - 1.7%
22,400	Dominion Resources Inc.	958,272
14,900	GDF Suez (a)	779,180
19,450	RWE AG (a)	1,868,993

	Total Multi-Utilities	3,606,445

	TOTAL UTILITIES	9,976,733

	TOTAL COMMON STOCKS (Cost - $231,928,271)	207,765,732

PREFERRED STOCKS - 0.4%
MATERIALS - 0.4%
Metals & Mining - 0.4%
35,500	Gerdau SA	391,970
19,300	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	407,009

	TOTAL PREFERRED STOCKS (Cost - $1,718,728)	798,979

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $233,646,999)	208,564,711

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$331,000	State Street Bank & Trust Co. dated 9/30/08, 0.050% due 10/1/08; Proceeds due at maturity - $331,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 2/19/09; Market value - $338,640) (Cost - $331,000)	331,000

	TOTAL INVESTMENTS - 99.9% (Cost - $233,977,999#)	208,895,711
	Other Assets in Excess of Liabilities - 0.1%	293,343

	TOTAL NET ASSETS - 100.0%	$209,189,054

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
FDR	— Foreign Depositary Receipt
GDR	— Global Depositary Receipt

Summary of Investments by Country **

United States	47.7%
United Kingdom	10.0%
Japan	5.8%
Canada	5.4%
Switzerland	5.1%
Germany	5.1%
Spain	3.2%
France	2.2%
Italy	2.1%
Australia	2.0%
South Africa	1.8%
Netherlands	1.7%
Bermuda	1.3%
Greece	0.9%
Brazil	0.8%
Luxembourg	0.8%
Portugal	0.7%
India	0.6%
Cayman Islands	0.5%
Russia	0.5%
Denmark	0.4%
Norway	0.4%
Belgium	0.3%
Singapore	0.3%
Finland	0.2%
Short -Term Investment	0.2%
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2008 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level)3
Investments in Securities	$208,895,711	$120,403,005	$88,492,706	$—
Other Financial Instruments*	(52,473)	—	(52,473)	—

Total	$208,843,238	$120,403,005	$88,440,233	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,944,180
Gross unrealized depreciation	(32,026,468)

Net unrealized depreciation	$(25,082,288)

At September 30, 2008, the Fund had the following open forward foreign currency contracts:

	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	579,000	$815,681	10/7/08	$(37,650)
British Pound	238,000	423,872	10/7/08	(16,499)

				(54,149)

Contracts to Sell:
Euro	579,000	$815,681	10/7/08	$5,399
British Pound	238,000	423,872	10/7/08	(3,723)

				1,676

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(52,473)

Notes to Schedule of Investments (unaudited) (continued)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 25, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 25, 2008